RIGHT-OF-USE ASSETS (Details)		12 Months Ended
	Oct. 01, 2020 CAD ($)	Dec. 31, 2021 CAD ($) Vehicles	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Oct. 02, 2020 CAD ($)
Cost [Abstract]
Beginning balance		$ 343,699
Ending balance		652,353	$ 343,699
Amortization [Abstract]
Purchase of vehicles		61,836	112,034	$ 0
Short term loan, used to purchase vehicles		66,588	28,051
Amount received from disposed vehicles		42,798	0	0
Vehicles [Member]
Cost [Abstract]
Beginning balance		149,942
Ending balance		105,528	149,942
Amortization [Abstract]
Amortization		$ 346,532	388,859
Purchase of vehicles	$ 132,466
Cash, used to purchase vehicles			34,035		$ 77,999
Short term loan, used to purchase vehicles					$ 54,467
Number of disposed vehicles | Vehicles		2
Amount received from disposed vehicles		$ 15,314
Write-off of asset		7,530
ROU Assets [Member]
Cost [Abstract]
Beginning balance		193,757
Ending balance		546,825	193,757
Cost [Member]
Cost [Abstract]
Beginning balance		537,294	894,046
Additions		678,030	524,924
Disposal		(176,880)	(881,676)
Ending balance		1,038,444	537,294	894,046
Cost [Member] | Vehicles [Member]
Cost [Abstract]
Beginning balance		166,501	0
Additions		58,352	166,501
Disposal		(26,108)	0
Ending balance		198,745	166,501	0
Cost [Member] | ROU Assets [Member]
Cost [Abstract]
Beginning balance		370,793	894,046
Additions		619,678	358,423
Disposal		(150,772)	(881,676)
Ending balance		839,699	370,793	894,046
Accumulated Amortization [Member]
Amortization [Abstract]
Beginning balance		193,595	683,789
Amortization		346,532	388,859
Disposal		(154,036)	(879,053)
Ending balance		386,091	193,595	683,789
Accumulated Amortization [Member] | Vehicles [Member]
Amortization [Abstract]
Beginning balance		16,559	0
Amortization		79,922	16,559
Disposal		(3,264)	0
Ending balance		93,217	16,559	0
Accumulated Amortization [Member] | ROU Assets [Member]
Amortization [Abstract]
Beginning balance		177,036	683,789
Amortization		266,610	372,300
Disposal		(150,772)	(879,053)
Ending balance		$ 292,874	$ 177,036	$ 683,789